Leases - Other (Details)	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2022
Leases
Option to extend	true
Option to terminate	true
Termination term (in years)	1 year	1 year
Minimum
Leases
Remaining non-cancelable lease term (in years)	1 year	1 year
Option to extend term (in years)	1 year	1 year
Maximum
Leases
Remaining non-cancelable lease term (in years)	22 years	22 years
Option to extend term (in years)	10 years	10 years